SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES
Schedule of project assets

At December 31, 2012
$
Project assets—Acquisition cost	275,423,447
Project assets—Modules cost	30,721,957
Project assets—Development cost	67,037,602
Project assets—Others	25,964,018

Total Project assets	399,147,024

Current portion	180,436,619
Non-current portion	218,710,405

Schedule of estimated useful lives of property, plant and equipment

Buildings	20 years
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Machinery	5-10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of useful life intangible assets

Power purchase agreement	20 years
Technical know-how	10 years
Computer software	1-10 years

Schedule of gross prepayments made to individual suppliers in excess of 10% of total advances to suppliers

	At December 31, 2011	At December 31, 2012
	$	$
Supplier A	—	18,999,361
Supplier B	17,408,593	17,712,192
Supplier C	10,157,248	10,182,165
Supplier D	9,517,110	9,545,172
Supplier E	7,935,350	7,954,817
Supplier F	9,430,646	1,188,507